Expenses by nature	9 Months Ended
Sep. 30, 2022
Expenses by nature [Abstract]
Expenses by nature
21	Expenses by nature

	For the nine-month period ended September 30,
	2022	2021

Inventory cost	(31,817)	(24,767)
Personnel expenses	(2,313)	(1,817)
Outsourced services	(167)	(184)
Selling expenses	(597)	(452)
Functional expenses	(649)	(474)
Other expenses	(367)	(319)
	(35,910)	(28,013)

Cost of sales	(32,341)	(25,186)
Selling expenses	(2,997)	(2,371)
General and administrative expenses	(572)	(456)
	(35,910)	(28,013)